Nature of Entity - Additional Information (Detail) - Segment	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segment	1	1	1